Share-Based Payments - Summary of Weighted Average Exercise Price of Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Brazil [Member] | Ambev [member]
Disclosure of options weighted average exercise price [line items]
Options outstanding at 1 January	$ 4.60	$ 4.17	$ 3.94
Granted during the year	3.47	4.48	4.66
Exercised during the year	1.60	2.25	1.93
Forfeited during the year	4.42	5.27	4.79
Outstanding at the end of December	3.81	4.60	4.17
Exercisable at the end of December	4.56	4.74	0.58
AB inBev [member]
Disclosure of options weighted average exercise price [line items]
Options outstanding at 1 January	79.66	94.74	98.32
Granted during the year	53.41	83.33	104.77
Exercised during the year	29.92	29.27	44.96
Forfeited during the year	117.82	108.44	113.19
Outstanding at the end of December	71.22	79.66	94.74
Exercisable at the end of December	$ 99.54	$ 65.33	$ 21.40